TAXATION - Valuation allowance (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
TAXATION
Beginning balance	¥ 88,639,938	$ 12,484,675	¥ 123,882,503
Decrease in valuation allowance	(3,760,466)	(500,000)	(35,242,565)
Ending balance	¥ 84,879,472	$ 11,955,024	¥ 88,639,938